Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Measurements [Abstract]
Shedule of Fair Value of Assets and Liabilities	The following tables summarize the fair value of assets and liabilities that are recorded in the Company’s condensed consolidated balance sheets as of September 30, 2023 and December 31, 2022 at fair value on a recurring basis.
	September 30, 2023
	Frequency of Measurement	Total	Level 1	Level 2	Level 3
Liabilities
Earn-out liabilities	Recurring	$19,218	$—	$—	$19,218
Warrant liabilities – Series A	Recurring	12,189	—	—	12,189
Warrant liabilities – Series B	Recurring	4,282	—	—	4,282
Warrant liabilities		16,471	—	—	16,471
Total liabilities measured at fair value		$35,689	$—	$—	$35,689
	December 31, 2022
	Frequency of Measurement	Total	Level 1	Level 2	Level 3
Liabilities
SAFE Agreement liabilities	Recurring	$18,314	$—	$—	$18,314
Total liabilities measured at fair value		$18,314	$—	$—	$18,314
The following tables summarize the fair value of assets and liabilities that are recorded in the Company’s consolidated balance sheets as of December 31, 2022 and 2021 at fair value on a recurring basis.
	December 31, 2022
	Frequency of Measurement	Total	Level 1	Level 2	Level 3
Liabilities
SAFE Agreement liabilities	Recurring	$18,314	$—	$—	$18,314
Total liabilities measured at fair value		$18,314	$—	$—	$18,314
	December 31, 2021
	Frequency of Measurement	Total	Level 1	Level 2	Level 3
Liabilities
SAFE Agreement liabilities	Recurring	$13,973	$—	$—	$13,973
Total liabilities measured at fair value		$13,973	$—	$—	$13,973

Schedule of Roll-Forward of the Company’s Level 3 Liabilities	The following table provides a roll-forward of the Company’s Level 3 liabilities (in thousands):
	Earn-out liabilities	Warrant liabilities – Series A	Warrant liabilities – Series B	Total Warrant liabilities	SAFE Agreement liabilities
Balance, December 31, 2022	$—	$—	$—	$—	$18,314
Additions	99,659	17,459	9,271	26,730	—
Change in fair value	(61,066)	(5,271)	(4,988)	(10,259)	2,353
Converted to equity	(19,375)	—	—	—	(20,667)
Balance, September 30, 2023	$19,218	12,188	4,282	16,471	$—
The following tables provides a rollforward of the Company’s SAFE Agreement liabilities discussed in Note 8 — SAFE Agreements.
December 31, 2022
Balance, beginning December 31, 2021	$13,973
Additions	4,250
Change in fair value	91
Balance December 31, 2022	$18,314